Convertible Notes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Convertible Notes

The Company’s convertible notes outstanding at December 31, 2019 were as follows:

Convertible notes and debenture	$2,016,365
Unamortized discounts	(415,712)
Accrued interest	182,581
Premiums	1,151,106
Convertible notes, net	$2,934,340

The Company’s convertible notes outstanding at June 30, 2019 and 2018 were as follows:

	June 30, 2019	June 30, 2018
Convertible notes and debenture	$1,076,785	$3,096,935
Unamortized discounts	(131,893)	(277,733)
Accrued interest	99,482	148,930
Premium, net	613,003	1,731,167
Convertible notes, net	$1,657,377	$4,699,299